As filed with the Securities and Exchange Commission on April 07, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 23, 2010 – February 28, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
(Unaudited)
February 28, 2011

Dividend Plus+ Income Fund

Managed By MAI Wealth Advisors, LLC

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2011

Shares	Security Description	Value
Common Stock - 50.3%
Communications - 1.5%
12,800	Vodafone Group PLC, ADR (a)(b)	$366,336

Consumer Discretionary - 3.2%
10,100	Home Depot, Inc. (a)(b)	378,447
4,900	McDonald's Corp. (a)(b)	370,832
		749,279
Consumer Staples – 5.6%
6,500	Avon Products, Inc. (a)(b)	180,765
4,800	Diageo PLC, ADR (a)(b)	375,648
6,000	PepsiCo, Inc. (a)(b)	380,520
6,400	Philip Morris International, Inc. (a)(b)	401,792
		1,338,725
Energy - 7.9%
4,900	Chevron Corp. (a)(b)	508,375
5,500	ConocoPhillips (a)(b)	428,285
6,300	Exxon Mobil Corp. (a)(b)	538,839
50	Kinder Morgan Management, LLC (c)	3,280
5,400	Royal Dutch Shell PLC, ADR (a)(b)	390,150
		1,868,929
Financials - 5.1%
22,500	Annaly Capital Management, Inc. REIT (a)(b)	403,425
8,600	JPMorgan Chase & Co. (a)(b)	401,534
6,500	The Chubb Corp. (a)(b)	394,420
		1,199,379
Health Care – 5.2%
7,700	Abbott Laboratories (a)(b)	370,370
6,700	Johnson & Johnson (a)(b)	411,648
11,000	Medtronic, Inc. (a)(b)	439,120
		1,221,138
Industrials - 10.3%
9,300	General Electric Co. (a)(b)	194,556
7,100	Honeywell International, Inc. (a)(b)	411,161
7,000	Illinois Tool Works, Inc. (a)(b)	378,700
5,600	Norfolk Southern Corp. (a)(b)	367,248
6,400	Raytheon Co. (a)(b)	327,744
5,500	The Boeing Co. (a)(b)	396,055
9,600	Waste Management, Inc. (a)(b)	355,776
		2,431,240
Information Technology - 6.4%
9,100	Analog Devices, Inc. (a)(b)	362,908
18,100	Intel Corp. (a)(b)	388,607
13,800	Microsoft Corp. (a)(b)	366,804
6,500	QUALCOMM, Inc. (a)(b)	387,270
		1,505,589
Materials - 3.2%
4,300	BHP Billiton, Ltd., ADR (a)(b)	406,780
7,200	Nucor Corp. (a)(b)	345,312
		752,092
Utilities - 1.9%
8,100	NextEra Energy, Inc. (a)(b)	449,307

Total Common Stock (Cost $11,341,311)	11,882,014

Money Market Fund - 48.6%
11,502,725	Fidelity Institutional Cash Money Market Fund, 0.21% (d) (Cost $11,502,725)	11,502,725

Total Investments - 98.9% (Cost $22,844,036)*	$23,384,739
Total Written Options - (0.9)% (Premiums Received $(208,264))*	(216,233)
Other Assets & Liabilities, Net – 2.0%	463,045
Net Assets – 100.0%	$23,631,551

See Notes to Financial Statements.	1

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2011

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.9)%
Call Options Written - (0.6)%
(10)	Abbott Laboratories	$50.00	03/11	$(130)
(18)	Abbott Laboratories	47.00	03/11	(2,574)
(13)	Abbott Laboratories	50.00	04/11	(403)
(12)	Abbott Laboratories	49.00	04/11	(708)
(29)	Analog Devices, Inc.	43.00	03/11	(145)
(27)	Analog Devices, Inc.	42.00	03/11	(324)
(14)	Analog Devices, Inc.	41.00	03/11	(490)
(65)	Annaly Capital Management, Inc. REIT	18.00	04/11	(1,235)
(17)	Avon Products,Inc. (e)	32.00	03/11	(17)
(15)	Avon Products, Inc.	31.00	04/11	(487)
(15)	BHP Billiton, Ltd., ADR	100.00	03/11	(570)
(8)	BHP Billiton, Ltd., ADR	95.00	03/11	(1,344)
(6)	BHP Billiton, Ltd., ADR	105.00	04/11	(276)
(14)	BHP Billiton, Ltd., ADR	100.00	04/11	(1,778)
(14)	Chevron Corp.	100.00	03/11	(6,580)
(25)	Chevron Corp.	95.00	03/11	(23,000)
(39)	ConocoPhillips	72.50	03/11	(21,450)
(13)	Diageo PLC, ADR	80.00	03/11	(260)
(20)	Diageo PLC, ADR	80.00	04/11	(1,700)
(32)	Exxon Mobil Corp.	85.00	03/11	(5,920)
(25)	Exxon Mobil Corp.	90.00	04/11	(2,025)
(16)	General Electric Co.	23.00	04/11	(176)
(10)	Home Depot, Inc.	40.00	03/11	(50)
(32)	Home Depot, Inc.	39.00	03/11	(480)
(36)	Home Depot, Inc.	38.00	03/11	(1,512)
(20)	Home Depot, Inc.	41.00	04/11	(200)
(24)	Honeywell International, Inc.	60.00	03/11	(816)
(25)	Honeywell International, Inc.	57.50	03/11	(2,450)
(8)	Honeywell International, Inc.	60.00	04/11	(656)
(15)	Illinois Tool Works, Inc.	57.50	03/11	(75)
(18)	Illinois Tool Works, Inc.	55.00	03/11	(792)
(126)	Intel Corp.	22.00	03/11	(2,646)
(52)	Intel Corp.	23.00	04/11	(936)
(11)	Johnson & Johnson	62.50	04/11	(660)
(16)	Johnson & Johnson	60.00	04/11	(3,216)
(12)	JPMorgan Chase & Co.	49.00	03/11	(276)
(21)	JPMorgan Chase & Co.	47.50	03/11	(1,365)
(22)	JPMorgan Chase & Co.	50.00	04/11	(1,056)
(10)	McDonald's Corp.	80.00	03/11	(120)
(10)	McDonald's Corp.	75.00	03/11	(1,400)
(8)	McDonald's Corp.	75.00	04/11	(1,632)
(47)	Medtronic, Inc.	42.00	03/11	(846)
(38)	Medtronic, Inc.	41.00	03/11	(1,216)
(15)	Medtronic, Inc.	40.00	03/11	(1,020)
(38)	Microsoft Corp.	30.00	03/11	(76)
(25)	Microsoft Corp.	29.00	03/11	(75)
(10)	Microsoft Corp.	28.00	03/11	(90)
(35)	Microsoft Corp.	29.00	04/11	(420)
(20)	NextEra Energy, Inc.	55.00	03/11	(1,300)
(30)	NextEra Energy, Inc.	55.00	04/11	(3,000)
(39)	Norfolk Southern Corp.	70.00	03/11	(780)
(17)	Norfolk Southern Corp.	65.00	03/11	(2,890)
(34)	Nucor Corp.	50.00	03/11	(1,122)
(14)	Nucor Corp.	49.00	03/11	(966)
(13)	Nucor Corp.	50.00	04/11	(1,105)
(12)	PepsiCo, Inc.	67.50	03/11	(24)
(15)	PepsiCo, Inc.	65.00	04/11	(750)
(10)	Philip Morris International, Inc.	62.50	03/11	(1,140)
(31)	Philip Morris International, Inc.	60.00	03/11	(9,548)
(10)	Philip Morris International, Inc.	65.00	04/11	(440)
(10)	QUALCOMM, Inc.	60.00	03/11	(1,100)
(11)	QUALCOMM, Inc.	55.00	03/11	(5,170)
(24)	QUALCOMM, Inc.	65.00	04/11	(960)
(10)	QUALCOMM, Inc.	62.50	04/11	(930)
(17)	Raytheon Co.	55.00	03/11	(162)
(6)	Raytheon Co.	52.50	03/11	(264)
(18)	Raytheon Co.	55.00	04/11	(486)
(15)	Royal Dutch Shell PLC, ADR	70.00	03/11	(3,975)
(33)	Royal Dutch Shell PLC, ADR	75.00	04/11	(2,145)
(55)	The Boeing Co.	75.00	03/11	(2,640)
(26)	The Chubb Corp.	60.00	03/11	(2,912)
(9)	The Chubb Corp.	60.00	04/11	(1,566)
(66)	Vodafone Group PLC, ADR	30.00	03/11	(660)
(34)	Vodafone Group PLC, ADR	29.00	03/11	(1,530)
(18)	Waste Management, Inc.	39.00	03/11	(90)
(16)	Waste Management, Inc.	38.00	03/11	(400)
(28)	Waste Management, Inc.	39.00	04/11	(560)
Total Call Options Written (Premiums Received $(105,189))				(144,288)

Put Options Written - (0.3)%

(15)	Abbott Laboratories	46.00	03/11	(255)
(22)	Abbott Laboratories	44.00	03/11	(154)
(20)	Abbott Laboratories	45.00	04/11	(700)
(10)	Abbott Laboratories	44.00	04/11	(240)
(12)	Analog Devices, Inc.	39.00	03/11	(660)
(17)	Analog Devices, Inc.	38.00	03/11	(553)
(18)	Analog Devices, Inc. (e)	35.00	03/11	(18)
(20)	Analog Devices, Inc.	37.00	04/11	(1,000)
(125)	Annaly Capital Management, Inc. REIT	17.00	04/11	(2,750)
(23)	Avon Products, Inc.	27.00	03/11	(805)
(32)	Avon Products, Inc.	26.00	04/11	(1,600)
(30)	BHP Billiton, Ltd., ADR	85.00	03/11	(990)
(10)	BHP Billiton, Ltd., ADR	80.00	03/11	(130)
(5)	BHP Billiton, Ltd., ADR	80.00	04/11	(270)
(5)	Chevron Corp.	90.00	03/11	(70)
(22)	Chevron Corp.	85.00	03/11	(220)
(10)	Chevron Corp.	80.00	03/11	(50)
(22)	ConocoPhillips	72.50	03/11	(682)
(27)	ConocoPhillips	67.50	03/11	(216)

See Notes to Financial Statements.	2

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2011

Contracts	Security Description	Strike Price	Exp. Date	Value
(29)	Diageo PLC, ADR	$75.00	03/11	$(1,305)
(19)	Diageo PLC, ADR	70.00	04/11	(760)
(22)	Exxon Mobil Corp.	80.00	03/11	(594)
(10)	Exxon Mobil Corp.	72.50	03/11	(70)
(13)	Exxon Mobil Corp.	80.00	04/11	(1,027)
(41)	General Electric Co.	20.00	03/11	(697)
(26)	General Electric Co.	20.00	04/11	(1,066)
(10)	General Electric Co.	19.00	04/11	(230)
(17)	Home Depot, Inc.	36.00	03/11	(544)
(36)	Home Depot, Inc.	35.00	03/11	(648)
(43)	Home Depot, Inc.	33.00	03/11	(258)
(10)	Home Depot, Inc.	35.00	04/11	(500)
(12)	Honeywell International, Inc.	55.00	03/11	(408)
(13)	Honeywell International, Inc.	50.00	03/11	(130)
(10)	Honeywell International, Inc.	49.00	03/11	(90)
(20)	Honeywell International, Inc.	52.50	04/11	(1,100)
(22)	Illinois Tool Works, Inc.	52.50	03/11	(990)
(10)	Illinois Tool Works, Inc.	50.00	03/11	(150)
(33)	Illinois Tool Works, Inc.	50.00	04/11	(1,815)
(60)	Intel Corp.	21.00	03/11	(1,560)
(60)	Intel Corp.	20.00	03/11	(540)
(20)	Intel Corp.	21.00	04/11	(980)
(20)	Intel Corp.	20.00	04/11	(480)
(33)	Johnson & Johnson	60.00	03/11	(759)
(16)	Johnson & Johnson	60.00	04/11	(928)
(10)	Johnson & Johnson	57.50	04/11	(220)
(18)	JPMorgan Chase & Co.	44.00	03/11	(504)
(26)	JPMorgan Chase & Co.	42.00	03/11	(338)
(16)	JPMorgan Chase & Co.	43.00	04/11	(1,152)
(27)	JPMorgan Chase & Co.	42.00	04/11	(1,377)
(5)	McDonald's Corp.	75.00	03/11	(365)
(13)	McDonald's Corp.	72.50	03/11	(286)
(27)	McDonald's Corp.	70.00	03/11	(324)
(15)	McDonald's Corp.	72.50	04/11	(930)
(25)	Medtronic, Inc.	38.00	03/11	(550)
(12)	Medtronic, Inc.	37.00	03/11	(174)
(20)	Medtronic, Inc.	35.00	03/11	(140)
(23)	Medtronic, Inc.	37.00	04/11	(1,000)
(8)	Medtronic, Inc.	36.00	04/11	(236)
(22)	Microsoft Corp.	27.00	03/11	(1,518)
(83)	Microsoft Corp.	26.00	03/11	(2,407)
(17)	Microsoft Corp.	26.00	04/11	(986)
(16)	Microsoft Corp.	25.00	04/11	(544)
(30)	NextEra Energy, Inc.	50.00	04/11	(525)
(15)	Norfolk Southern Corp.	60.00	03/11	(300)
(28)	Norfolk Southern Corp.	60.00	04/11	(1,540)
(11)	Norfolk Southern Corp.	55.00	04/11	(220)
(8)	Nucor Corp.	48.00	03/11	(960)
(15)	Nucor Corp.	45.00	03/11	(510)
(11)	Nucor Corp.	43.00	03/11	(154)
(15)	Nucor Corp.	41.00	03/11	(98)
(45)	Nucor Corp.	43.00	04/11	(2,250)
(52)	PepsiCo, Inc.	62.50	03/11	(3,120)
(10)	PepsiCo, Inc.	62.50	04/11	(1,100)
(8)	PepsiCo, Inc.	60.00	04/11	(360)
(15)	Philip Morris International, Inc.	52.50	03/11	(135)
(8)	Philip Morris International, Inc.	60.00	04/11	(640)
(17)	Philip Morris International, Inc.	57.50	04/11	(731)
(30)	QUALCOMM, Inc.	52.50	03/11	(450)
(15)	QUALCOMM, Inc.	50.00	03/11	(135)
(12)	QUALCOMM, Inc.	55.00	04/11	(840)
(12)	QUALCOMM, Inc.	52.50	04/11	(1,107)
(6)	Raytheon Co.	50.00	03/11	(360)
(20)	Raytheon Co.	49.00	03/11	(660)
(16)	Raytheon Co.	48.00	03/11	(320)
(13)	Raytheon Co.	48.00	04/11	(884)
(30)	Royal Dutch Shell PLC, ADR	65.00	03/11	(150)
(16)	Royal Dutch Shell PLC, ADR	65.00	04/11	(520)
(31)	The Boeing Co.	67.50	03/11	(1,085)
(10)	The Boeing Co.	65.00	03/11	(180)
(14)	The Boeing Co.	65.00	04/11	(994)
(8)	The Chubb Corp.	60.00	03/11	(632)
(12)	The Chubb Corp.	55.00	03/11	(120)
(15)	Vodafone Group PLC, ADR	28.00	03/11	(450)
(26)	Vodafone Group PLC, ADR	28.00	04/11	(1,690)
(59)	Vodafone Group PLC, ADR	27.00	04/11	(2,065)
(36)	Waste Management, Inc.	36.00	03/11	(1,800)
(15)	Waste Management, Inc.	35.00	03/11	(450)
(12)	Waste Management, Inc.	36.00	04/11	(1,032)
(12)	Waste Management, Inc.	35.00	04/11	(660)
(15)	Waste Management, Inc.	34.00	04/11	(675)
Total Put Options Written (Premiums Received $(103,075))	(71,945)
Total Written Options - (0.9)% (Premiums Received $(208,264))	$(216,233)

See Notes to Financial Statements.	3

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2011

ADR	American Depository Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	Variable rate security. Rate presented is as of February 28, 2011.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $(35) or (0.00)% of net assets.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$659,098
Gross Unrealized Depreciation	(126,364)
Net Unrealized Appreciation	$532,734

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to Note 2 - Security Valuation section in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investments at Value:
Common Stock
Communications	$366,336	$-	$-	$366,336
Consumer Discretionary	749,279	-	-	749,279
Consumer Staples	1,338,725	-	-	1,338,725
Energy	1,868,929	-	-	1,868,929
Financials	1,199,379	-	-	1,199,379
Health Care	1,221,138	-	-	1,221,138
Industrials	2,431,240	-	-	2,431,240
Information Technology	1,505,589	-	-	1,505,589
Materials	752,092	-	-	752,092
Utilities	449,307	-	-	449,307
Money Market Fund	-	11,502,725	-	11,502,725
Total Investments at Value	$11,882,014	$11,502,725	$-	$23,384,739
Other Financial Instruments**:
Call Options Written	(144,271)	-	(17)	(144,288)
Put Options Written	(71,927)	-	(18)	(71,945)
Total Other Financial Instruments	$(216,198)	$-	$(35)	$(216,233)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as call options written and put options written which are reported at their market value at period end date.

See Notes to Financial Statements.	4

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2011

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Options

Balance as of 09/23/10***	$-
Accrued Accretion/(Amortization)	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	-
Purchases	-
Sales	-
Transfers In	(35)
Balance as of 02/28/11	$(35)
Net change in unrealized appreciation/(depreciation) from investments held as of 02/28/11 ****	$1,250
*** Commencement of operations.
**** The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) of investments in the accompanying Statement of Operations. Written options are reported at their market value at period end.

PORTFOLIO BREAKDOWN		SECTOR BREAKDOWN
% of Net Assets		% of Common Stock

Equity Securities	50.3%	Communications	3.1%
Money Market Fund ‡	48.6%	Consumer Discretionary	6.3%
Written Options	(0.9)%	Consumer Staples	11.3%
Other Assets less Liabilities	2.0%	Energy	15.7%
	100.0%	Financials	10.1%
		Health Care	10.3%
‡	Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.	Industrials	20.4%
		Information Technology	12.7%
		Materials	6.3%
		Utilities	3.8%
			100.0%

See Notes to Financial Statements.	5

DIVIDEND PLUS+ INCOME FUND STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 28, 2011

ASSETS
Total investments, at value (Cost $22,844,036)	$23,384,739
Deposits with brokers	393,262
Receivables:
Fund shares sold	1,221
Receivable for premiums on written options	13,413
Dividends	35,810
Prepaid expenses	4,597
Deferred offering costs	54,399
Total Assets	23,887,441

LIABILITIES
Payables:
Call options written, at value (Premiums received $105,189)	144,288
Put options written, at value (Premiums received $103,075)	71,945
Investment securities purchased	224
Fund shares redeemed	400
Accrued Liabilities:
Investment adviser fees	21,321
Trustees’ fees and expenses	75
Fund service fees	1,350
Compliance services fees	316
Other expenses	15,971
Total Liabilities	255,890

NET ASSETS	$23,631,551

COMPONENTS OF NET ASSETS
Paid-in capital	$22,808,190
Distributions in excess of net investment income	(12,295)
Accumulated net realized gain	302,922
Net unrealized appreciation	532,734
NET ASSETS	$23,631,551

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	1,821,493
Investor Shares	421,762

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $19,192,570)	$10.54
Investor Shares (based on net assets of $4,438,981)	$10.52

See Notes to Financial Statements.	6

DIVIDEND PLUS+ INCOME FUND STATEMENT OF OPERATIONS PERIOD ENDED FEBRUARY 28, 2011*

INVESTMENT INCOME
Dividend income (Net foreign withholding taxes of $704)	$87,764
Total Investment Income	87,764

EXPENSES
Investment adviser fees	46,772
Fund service fees	55,797
Transfer Agent fees:
Institutional Shares	4,234
Investor Shares	895
Distribution fees:
Investor Shares	1,898
Custodian fees	3,646
Registration fees:
Institutional Shares	2,794
Investor Shares	263
Professional fees	16,921
Trustees' fees and expenses	192
Compliance services fees	9,263
Offering costs:
Institutional Shares	26,371
Investor Shares	5,538
Interest expense	33
Miscellaneous expenses	7,598
Total Expenses	182,215
Fees waived and expenses reimbursed	(118,546)
Net Expenses	63,669

NET INVESTMENT INCOME	24,095

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	126,605
Written options	177,406
Net realized gain	304,011
Net change in unrealized appreciation (depreciation) on:
Investments	540,703
Written options	(7,969)
Net change in unrealized appreciation (depreciation)	532,734
NET REALIZED AND UNREALIZED GAIN	836,745
INCREASE IN NET ASSETS FROM OPERATIONS	$860,840
* Commencement of operations was September 23, 2010.

See Notes to Financial Statements.	7

DIVIDEND PLUS+ INCOME FUND STATEMENT OF CHANGES IN NET ASSETS

September 23, 2010* through February 28, 2011
OPERATIONS
Net investment income	$24,095
Net realized gain	304,011
Net change in unrealized appreciation (depreciation)	532,734
Increase in Net Assets Resulting from Operations	860,840

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(27,533)
Investor Shares	(8,857)
Net realized gain:
Institutional Shares	(1,087)
Investor Shares	(2)
Total Distributions to Shareholders	(37,479)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	19,297,146
Investor Shares	4,457,442
Reinvestment of distributions:
Institutional Shares	26,933
Investor Shares	8,859
Redemption of shares:
2	Institutional Shares	(859,770)
1	Investor Shares	(122,420)
Increase in Net Assets from Capital Share Transactions	22,808,190
Increase in Net Assets	23,631,551

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$23,631,551

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,901,078
Investor Shares	432,676
Reinvestment of distributions:
Institutional Shares	2,618
Investor Shares	862
Redemption of shares:
Institutional Shares	(82,203)
Investor Shares	(11,776)
Increase in Shares	2,243,255

(a)	Distributions in excess of net investment income.	$(12,295)
*	Commencement of operations.

See Notes to Financial Statements.	8

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	September 23, 2010 (a) through February 28, 2011
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.02
Net realized and unrealized gain	0.54
Total from Investment Operations	0.56

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income		(0.02)
Net realized gain	—	(c)
Total Distributions to Shareholders		(0.02)

NET ASSET VALUE, End of Period	$10.54
TOTAL RETURN	5.57	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$19,193
Ratios to Average Net Assets:
Net investment income	0.42	%(e)
Net expense	0.99	%(e)
Gross expense (f)	2.86	%(e)
PORTFOLIO TURNOVER RATE	66	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	9

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	December 2, 2010 (a) through February 28, 2011
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.19
INVESTMENT OPERATIONS
Net investment loss (b)	—	(c)
Net realized and unrealized gain	0.35
Total from Investment Operations	0.35

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income		(0.02)
Net realized gain	—	(c)
Total Distributions to Shareholders		(0.02)

NET ASSET VALUE, End of Period	$10.52
TOTAL RETURN	3.46	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$4,439
Ratios to Average Net Assets:
Net investment income	0.14	%(e)
Net expense	1.24	%(e)
Gross expense (f)	3.35	%(e)
PORTFOLIO TURNOVER RATE	66	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	10

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2011

Note 1. Organization

The Dividend Plus+ Income Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and asked prices. Options not traded on an exchange are generally valued at broker-dealer bid quotation.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of February 28, 2011, for the Fund’s investments is included in the Notes to Schedules of Investments and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in

11

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2011

determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of February 28, 2011, are disclosed in the Fund’s Schedule of Call and Put Options Written. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into written options with a total value of $588,848 for the period ended February 28, 2011.

Transactions in options written during the period ended February 28, 2011, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, September 23, 2010*	-	$-	-	$-
Options written	4,820	287,125	6,126	301,723
Options terminated in closing transactions	(2,457)	(138,223)	(3,830)	(183,336)
Options exercised	(591)	(43,713)	(137)	(15,102)
Options expired	-	-	(3)	(210)
Options Outstanding, February 28, 2011	1,772	$105,189	2,156	$103,075
* Commencement of operations.

Derivatives Transactions - The Fund’s use of derivatives during the period ended February 28, 2011, was limited to written options. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Liability Derivatives
Equity Contracts
	Call options written, at value	$(144,288)
	Put options written, at value	(71,945)

Realized and unrealized gains and losses on derivatives contracts entered into during the period ended February 28, 2011, by the Fund are recorded in the following locations in the Statement of Operations:

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contracts
	Realized gain (loss) – Written Options and Change in unrealized appreciation (depreciation) – Written Options	$177,406	$(7,969)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

12

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2011

As of February 28, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $86,308 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – MAI Wealth Advisors, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman).  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse expenses through September 1, 2011, to the extent necessary to maintain the total operating expenses (excluding taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) at 0.99% and 1.24%, of the Institutional Shares and Investor Shares, respectively. Other fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended February 28, 2011, fees waived and reimbursed were as follows:

Investment Adviser Waived	Investment Adviser Reimbursed	Other Waivers	Total Fees Waived and Reimbursed
$46,772	$43,573	$28,201	$118,546

13

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2011

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses do not exceed 0.99% and 1.24%, of the Institutional Shares and Investor Shares, respectively.  For the period ended February 28, 2011, the Adviser waived and/or reimbursed fees as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
February 28, 2011	$90,345	08/31/2014	$ -

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended February 28, 2011, were $15,469,829 and $4,255,123, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of February 28, 2011, distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$353,134
Unrealized Appreciation	535,533
Total	$888,667

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to non-deductible offering costs.

Note 7. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

14

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 28, 2011

Investment Advisory Agreement Approval

At the June 18, 2010 Board meeting, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”).  In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition.  Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compare to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund.  In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors.  In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

In connection with a presentation from senior representatives of the Adviser and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services to be provided by the Adviser under the Advisory Agreement between the Trust and the Adviser. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments, the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff. In this regard, the Board considered, among other things, the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement.

The Board also considered the quality of the Adviser’s services to be provided with respect to regulatory compliance and compliance with client investment policies and restrictions and the financial condition and operational stability of the Adviser. The Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services and Profitability

The Board then considered information provided by the Adviser regarding its estimated costs of services and estimated profitability with respect to the Fund. In this regard, the Board considered the resources that the Adviser will devote to the Fund. The Board reviewed the Adviser’s estimated profit and loss analysis. The Board also considered that the Adviser has contractually agreed, through September 1, 2011, to reduce Fund expenses such that Institutional and Investor Shares do not exceed the annual rate of 0.99% and 1.24%, respectively. Based on the foregoing and all other relevant factors, the Board concluded that the level of the Adviser’s estimated profits attributable to management of the Fund would not be excessive in light of the services to be provided by the Adviser on behalf of the Fund.

Performance

The Adviser discussed its proposed approach to managing the Fund, and the Board considered the Fund’s investment objectives and strategy as well as the Adviser’s ability to execute the strategy and achieve the investment objective of the Fund. Based on the foregoing, the Board determined that the Adviser’s management of the Fund could benefit the Fund and its shareholders.

Compensation

The Board considered the Adviser’s proposed compensation for providing advisory services to the Fund and analyzed comparative information on fee rates and total expenses. In this regard, the Board noted that the Adviser’s proposed contractual advisory fee was lower than the median advisory fee rate of the Fund’s Lipper Inc. peer group.  The Board also noted that the proposed actual total expenses were higher than the median total expense ratio of the Fund’s Lipper Inc. peer group. The Board recognized that it was difficult to compare expense ratios because of variations between the services to be provided by the Adviser and by advisers within the Fund’s Lipper Inc. peer group funds.  Based on the foregoing and all of the information presented, the Board concluded that the Adviser’s advisory fee to be charged to the Fund was reasonable.

15

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 28, 2011

Economies of Scale

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the Fund has not yet commenced operations and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not expect to benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.

Conclusion

The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the Advisory Agreement. Based upon its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the proposed Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and other such matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio, is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the period of September 23, 2010 (the Fund’s commencement of operations) through June 30, 2011, will be available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 23, 2010 and December 2, 2010 for Institutional Shares and Investor Shares, respectively, through February 28, 2011.

Actual Expenses – The first line under each share class in the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class  in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.   The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing cost of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

16

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 28, 2011

Please note that expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	September 23, 2010	February 28, 2011	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,055.70	$4.40	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.40	$4.32	0.99%

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 2, 2010	February 28, 2011	Period**	Ratio**
Investor Shares
Actual	$1,000.00	$1,034.60	$3.04	1.24%
Hypothetical (5% return before taxes)	$1,000.00	$1,009.10	$3.00	1.24%

*
Expenses are equal to the share class’ annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except for the share class’ actual return information which reflects the 158-day period between September 23, 2010, the commencement of operations, through February 28, 2011).

**
Expenses are equal to the share class’ annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except for the share class’ actual return information which reflects the 88-day period between December 2, 2010, the commencement of operations, through February 28, 2011).

17

Dividend Plus+ Income Fund

INVESTMENT ADVISER

MAI Wealth Advisors, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceeded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-SAR-0211

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	April 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	April 7, 2011

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 7, 2011